Loans, borrowings and cash and cash equivalents - Funding (Details) - Guaranteed Notes Due July 2030 $ in Millions	1 Months Ended
Jul. 31, 2020 USD ($)
Loans and borrowings
Notional amount	$ 1,500
Borrowings, interest rate	3.75%
Percentage of principal amount	99.176%